CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Mar. 28, 2025	Mar. 29, 2024	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Cash flows from operating activities
Net Income (Loss)	$ (1,618)	$ (792)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation and amortization	127	170
Stock-based compensation	133	115
Deferred income taxes	7	3
Goodwill impairment	1,830	0
Gain on disposal of assets	(1)	(60)
Gain on business divestiture	(34)	0
Gain on sale of investments	0	(1)
Non-cash portion of impairment of cost method investments	1	0
Unrealized foreign exchange (gain) loss	(6)	12
Amortization of debt issuance costs and discounts	1	0
Equity loss in investees, net of dividends received	68	11
Other non-cash operating activities, net	17	96
Settlement of accrued interest on Notes due to Western Digital Corporation	(99)	0
Changes in:
Accounts receivable, net	(11)	(275)
Inventories	(241)	539
Accounts payable	99	80
Accounts payable to related parties	(28)	18
Accrued expenses	3	(96)
Accrued compensation	(38)	43
Other assets and liabilities, net	(220)	(42)
Net cash used in operating activities	(10)	(179)
Cash flows from investing activities
Purchases of property, plant and equipment	(159)	(128)
Proceeds from the sale of property, plant and equipment	0	134
Proceeds from dispositions of business	401	0
Notes receivable issuances to Flash Ventures	(274)	(184)
Notes receivable proceeds from Flash Ventures	428	391
Distributions from Flash Ventures	176	0
Strategic investments and other, net	1	0
Net cash provided by investing activities	573	213
Cash flows from financing activities
Taxes paid on vested stock awards under employee stock plans	(6)	0
Proceeds from debt	1,970	0
Debt issuance costs	(32)	0
Proceeds from borrowings on Notes due to Western Digital Corporation	550	0
Proceeds from principal repayments on Notes due from Western Digital Corporation	101	0
Repayments of principal on Notes due to Western Digital Corporation	(76)	(102)
Transfers from (to) Western Digital Corporation	(1,887)	340
Origination of Notes due from Western Digital Corporation	0	(187)
Net cash provided by financing activities	620	51
Effect of exchange rate changes on cash	(4)	0
Net increase (decrease) in cash and cash equivalents	1,179	85
Cash and cash equivalents, beginning of year	328	292	$ 292
Cash and cash equivalents, end of period	1,507	377	328	$ 292
Supplemental disclosure of cash flow information:
Cash paid for interest	102	10
Cash received for interest	2	8
Cash paid for income taxes	10	0
Notes due to (from) Western Digital Corporation	1,223	(113)
Other assets and liabilities, net, from Western Digital Corporation	105	0
Contribution of equity interest in Unis Venture from Western Digital Corporation	61	0
Property, plant and equipment from Western Digital Corporation	27	5
Tax balances to Western Digital Corporation	8	2
Tax indemnification liability to Western Digital Corporation	112	0
The Flash Business of Western Digital Corporation [Member]
Cash flows from operating activities
Net Income (Loss)			(672)	(2,143)	$ 1,064
Adjustments to reconcile net loss to net cash used in operations:
Depreciation and amortization			224	448	525
Stock-based compensation			149	165	171
Deferred income taxes			(16)	(81)	(68)
Asset impairment			4	1	0
Goodwill impairment			0	671	0
Gain on disposal of assets			(60)	0	3
Gain on business divestiture			0	0	(9)
Gain on sale of investments			(1)	3	0
Impairment of equity investments			0	0	6
Unrealized foreign exchange (gain) loss			13	(37)	31
Equity loss in investees, net of dividends received			49	(45)	(51)
Other non-cash operating activities, net			87	114	79
Changes in:
Accounts receivable, net			(395)	750	(165)
Inventories			314	(277)	(56)
Accounts payable			32	(124)	39
Accounts payable to related parties			21	(23)	(78)
Accrued expenses			(51)	(104)	160
Accrued compensation			99	(56)	(31)
Other assets and liabilities, net			(106)	31	(469)
Net cash used in operating activities			(309)	(713)	1,151
Cash flows from investing activities
Purchases of property, plant and equipment			(166)	(219)	(410)
Proceeds from the sale of property, plant and equipment			137	0	1
Proceeds from dispositions of business			0	0	25
Notes receivable issuances to Flash Ventures			(243)	(627)	(809)
Notes receivable proceeds from Flash Ventures			482	641	718
Strategic investments and other, net			0	16	3
Net cash provided by investing activities			210	(189)	(472)
Cash flows from financing activities
Proceeds from borrowings on Notes due to Western Digital Corporation			0	54	199
Proceeds from principal repayments on Notes due from Western Digital Corporation			14	216	307
Repayments of principal on Notes due to Western Digital Corporation			(102)	(86)	0
Transfers from (to) Western Digital Corporation			394	676	(933)
Origination of Notes due from Western Digital Corporation			170	0	(223)
Net cash provided by financing activities			136	860	(650)
Effect of exchange rate changes on cash			(1)	(1)	(2)
Net increase (decrease) in cash and cash equivalents			36	(43)	27
Cash and cash equivalents, beginning of year	$ 328	$ 292	292	335	308
Cash and cash equivalents, end of period			328	292	335
Supplemental disclosure of cash flow information:
Cash paid for interest			12	7	2
Cash received for interest			10	12	2
Notes due to (from) Western Digital Corporation			(113)	(316)	0
Property, plant and equipment from Western Digital Corporation			11	18	13
Non-cash transfers of deferred taxes to Parent			$ (17)	$ (2)	$ (2)